Note 21 - Trade Receivables, Other Receivables and Prepayments - Trade Receivables, Prepayments and Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables		$ 39,981	$ 24,594
Unbilled receivables		9,390	12,874
Total		49,371	37,468
VAT		1,232	754
Receivable from Otello Corporation ASA		924	1,267
Deposit in restricted escrow account	[1]	52,878
Other		4,078	5,102
Total		59,112	7,123
Prepaid expenses	[1]	25,809	14,372
Total		$ 25,809	$ 14,372

[1]	As of December 31, 2019, the Group had transferred US$52,878 thousand into the escrow account as collateral for a credit facility. See Note 19 for more information.